Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 1,188,163	$ 1,186,424
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 84,000	80,200
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 314,108	369,782
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 3,200	3,700
Unsecured notes | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	1,188,163	1,186,424
Egypt limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	241,190	288,515
Other limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 72,918	$ 81,267